INCOME TAXES (Details Textual) $ in Thousands, ¥ in Millions, $ in Millions	12 Months Ended								24 Months Ended	36 Months Ended				60 Months Ended	72 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 HKD ($)	Dec. 31, 2018	Feb. 28, 2018 USD ($)	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2019 USD ($)
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards																	$ 191,857
Deferred Tax Assets, Valuation Allowance				$ 24,551													41,521
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%		25.00%		25.00%
Withholding Tax Rate On Dividend Distributed By Foreign Investment Entities	10.00%	10.00%
Undistributed Earnings Of Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities				$ 925,484													$ 1,337,157
Income Tax Statute Of Limitations Special Circumstance Minimum Underpayment Of Tax Liability | ¥	¥ 0.1
High And New Technology Enterprises [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate	15.00%	15.00%
Beijing Xueersi Education Technology Co Ltd [Member]
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate														15.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent									25.00%
TAL Beijing [Member] | High And New Technology Enterprises [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate	15.00%	15.00%		15.00%
Beijing Xintang Sichuang Education Technology Co Ltd [Member] | Newly Established Software Enterprises [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate			15.00%								15.00%		12.50%
Yidu Huida [Member] | High And New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate			15.00%
Yidu Huida [Member] | High And New Technology Enterprises [Member] | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate															15.00%
Yidu Huida [Member] | Key Software Enterprise [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate					10.00%		10.00%	10.00%
Yinghe youshi [Member] | High And New Technology Enterprises [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate												15.00%
Yizhen Xuesi [Member] | Newly Established Software Enterprises [Member] | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate										12.50%
HONG KONG
Income Tax Disclosure [Line Items]
Taxable Income Under Tier One Tax Rate		$ 2
HONG KONG | TAL Beijing [Member] | High And New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate																15.00%
HONG KONG | TAL Holding Limited Hong Kong Co Ltd and Firstleap Hong Kong [Member]
Income Tax Disclosure [Line Items]
Income Taxes Foreign Statutory Corporate Tier One TaxRate	8.25%	8.25%
Income Taxes Foreign Statutory Corporate Tier Two TaxRate	16.50%	16.50%